Unaudited condensed consolidated interim statement of profit or loss - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Shipping income
Revenue	$ 492,377,000	$ 688,116,000
Gains on disposal of vessels/other tangible assets	502,547,000	22,064,000
Other operating income	38,245,000	14,768,000
Total shipping income	1,033,169,000	724,948,000
Operating expenses
Raw materials and consumables	(1,678,000)	0
Voyage expenses and commissions	(85,903,000)	(71,545,000)
Vessel operating expenses	(100,013,000)	(118,017,000)
Charter hire expenses	(17,000)	(1,531,000)
Depreciation tangible assets	(80,529,000)	(111,109,000)
Depreciation intangible assets	(1,348,000)	(798,000)
General and administrative expenses	(36,287,000)	(26,749,000)
Total operating expenses	(305,775,000)	(329,749,000)
RESULT FROM OPERATING ACTIVITIES	727,394,000	395,199,000
Finance income	23,416,000	23,505,000
Finance expenses	(69,396,000)	(83,649,000)
Net finance expenses	(45,980,000)	(60,144,000)
Share of profit (loss) of equity accounted investees (net of income tax)	2,570,000	(9,000)
PROFIT (LOSS) BEFORE INCOME TAX	683,984,000	335,046,000
Income tax benefit (expense)	(4,364,000)	1,820,000
PROFIT (LOSS) FOR THE PERIOD	679,620,000	336,866,000
Attributable to:
Owners of the company	$ 679,620,307	$ 336,866,321
Basic earnings per share (in dollars per share)	$ 3.43	$ 1.67
Diluted earnings per share (in dollars per share)	$ 3.43	$ 1.67
Weighted average number of shares (basic) (in shares)	197,886,375	201,828,035
Weighted average number of shares (diluted) (in shares)	197,886,375	201,878,050